Deposits - Summary of Deposits and Components (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Disclosure Of Deposits [Line items]
Deposit	$ 731,952	$ 723,376	[1]
Purchased notes, net	600	1,600
Business And Government Deposits [member]
Disclosure Of Deposits [Line items]
Deposit	408,563	412,561
Deposits structured liabilities	14,900	14,600
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposit	379,814
Payable on fixed date [member] | Business And Government Deposits [member]
Disclosure Of Deposits [Line items]
Deposit	211,904
Payable on fixed date [member] | Bank recapitalization (bail-in) conversion regulations [member]
Disclosure Of Deposits [Line items]
Deposit	57,700	60,800
Denominated in U.S. dollars [member]
Disclosure Of Deposits [Line items]
Deposit	264,200	258,400
Denominated in other foreign currencies [member]
Disclosure Of Deposits [Line items]
Deposit	$ 51,000	$ 53,600

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.